SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 1,490,440	$ 1,019,772	$ 4,390,907
Learning Services and Others
SIGNIFICANT ACCOUNTING POLICIES
Total	1,051,783	853,629	4,275,262
Learning Content Solutions
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 438,657	$ 166,143	$ 115,645